Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment
Depreciation is recorded using the declining balance method at the following annual rates:

Office equipment and furniture	20%
Medical equipment	20%
Computer equipment	30%
Leasehold improvements	Straight-line over the term of the lease

	Medical Equipment	Computer Equipment	Office Furniture	Office Equipment	Leasehold Improvements	Total
Cost
As at December 31, 2016	197,870	705,375	214,085	89,466	466,635	1,673,431
Additions, net of foreign exchange impact	—	24,778	11,811	—	67,665	104,254
Disposals	—	(48,168)	—	—	—	(48,168)
As at December 31, 2017	197,870	681,985	225,896	89,466	534,300	1,729,517
Additions, net of foreign exchange impact	—	88,202	21,542	15,763	49,163	174,670
Disposals	(137,492)	(424,246)	—	—	(85,096)	(646,834)
As at December 31, 2018	60,378	345,941	247,438	105,229	498,367	1,257,353

Amortization
As at December 31, 2016	144,969	554,174	137,624	64,167	452,542	1,353,476
Amortization for the year	9,365	43,558	9,710	4,620	23,515	90,768
Disposals	—	(48,168)	—	—	—	(48,168)
As at December 31, 2017	154,334	549,564	147,334	68,787	476,057	1,396,076
Amortization for the year	7,622	49,635	10,415	4,041	23,662	95,375
Disposals	(137,492)	(424,246)	—	—	(85,096)	(646,834)
As at December 31, 2018	24,464	174,953	157,749	72,828	414,623	844,617

Net book value
As at December 31, 2018	35,914	170,988	89,689	32,401	83,744	412,736
As at December 31, 2017	43,536	132,421	78,562	20,679	58,243	333,441